Interest and Other Income from Continuing Operations (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Interest income
Interest income		$ 17,117	$ 108,538	$ 201,174
Total interest income		17,117	108,538	201,174
Other income
R&D Tax Incentive	[1]		4,951,167	3,125,775
COVID-19 relief	[2]	122,729
Total other income		122,729	4,951,167	3,125,775
Total interest and other income from continuing operations		$ 139,846	$ 5,059,705	$ 3,326,949

[1]	The Australian Government replaced the research and development tax concession with the research and development tax incentive from July 1, 2011. The provisions provide refundable or non-refundable tax offsets. The research and development tax incentive applies to expenditure incurred and the use of depreciating assets in an income year commencing on or after July 1, 2011. A 43.5% for FY2020 (43.5% for FY2019 & 43.5% for FY2018) refundable tax offset, will be available to eligible small companies with an annual aggregate turnover of less than $20 million. As per the prior period, and under the same sets of facts, the Group have applied to the Australian Taxation Office (ATO) for a determination regarding its eligibility to receive the R&D Tax Incentive as a refundable cash offset. While a formal determination has not yet been made with respect to the application, the Group has been advised by the ATO that it is their preliminary view that the Group may not receive the tax incentive as a refundable cash offset under the applicable regulations. The Group is considering its options, including appealing an unfavorable decision if received, nevertheless the Group has not recognized a receivable and other income of $3,363,433 relating to eligible expenditure for the year ended June 30, 2020.
[2]	The COVID-19 relief relates to government assistance received during the year, from the Australian Governments (at both federal and state level), in response to the economic and financial challenges in the current economy. This COVID-19 relief consists of the eligible cash flow boost grants and state level payroll tax refund and waivers. The Company has recognized this relief as part of government grants in line with IAS 20.